Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Scheudle Of Changes On Balance Sheet And Income Statement Due To The Adoption Of New Accounting pronouncements
As a result of applying the modified retrospective method to adopt the new revenue guidance, the following adjustments were made to the consolidated balance sheet as of January 1, 2019.

	As reported December 31, 2018	ASC 606 Adjustments	As Adjusted January 1, 2019
Consolidated Balance Sheet:
Accounts receivable, net	$14,932	$367	$15,299
Current portion of deferred contract costs	—	1,346	1,346
Total current assets	35,176	1,713	36,889
Deferred contract costs, net of current portion	—	2,973	2,973

Total assets	$87,061	$4,686	$91,747
Current portion of deferred revenue	32,187	(729)	31,458
Total current liabilities	36,676	(729)	35,947

Total liabilities	36,676	(729)	35,947
Members’ capital	50,385	5,415	55,800

Total liabilities and members’ capital	$87,061	$4,686	$91,747

The following tables compare the reported consolidated balance sheet as of December 31, 2019 and statements of (loss) income for the periods from July 16, 2019 to December 31, 2019 and January 1, 2019 to July 15, 2019, to the adjusted amounts had ASC 605
,
the previous revenue recognition standard, been in effect:

	As Reported December 31, 2019	Adjustments	As Adjusted December 31, 2019
Consolidated Balance Sheet:
Accounts receivable, net	$25,021	$(250)	$24,771
Current portion of contract assets	769	(769)	—

Total current assets	36,107	(1,019)	35,088
Contract assets, net of current portion	2,116	(2,116)	—
Total assets	1,721,154	(3,135)	1,718,019

Current portion of deferred revenue	45,977	990	46,967
Total current liabilities	69,917	990	70,907
Total liabilities	504,914	990	505,904
Members’ capital (deficit)	1,216,240	(4,125)	1,212,115

Total liabilities and members’ capital (deficit)	$1,721,154	$(3,135)	$1,718,019

	Predecessor Company
	As Reported Period from January 1, 2019 to July 15, 2019	Adjustments	As Adjusted Period from January 1, 2019 to July 15, 2019
Revenue	$45,458	$(79)	$45,379

Total cost of revenue	5,328	—	5,328

Gross profit	40,130	(79)	40,051
Sales and marketing	16,039	1,416	17,455
Total operating expenses	27,097	1,416	28,513

Income (loss) from operations	13,033	(1,495)	11,538
Total other expense, net	(165)	—	(165)

Net income (loss)	$12,868	$(1,495)	$11,373

	Successor Company
	As Reported Period from July 16, 2019 to December 31, 2019	Adjustments	As Adjusted Period from July 16, 2019 to December 31, 2019
Revenue	$40,045	$(66)	$39,979

Total cost of revenue	13,282	—	13,282

Gross profit	26,763	(66)	26,697
Sales and marketing	10,814	2,885	13,699
Total operating expenses	57,825	2,885	60,710

Loss from operations	(31,062)	(2,951)	(34,013)
Total other expense, net	(18,204)	—	(18,204)

Net loss	$(49,266)	$(2,951)	$(52,217)